Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 15,400	$ 17,269	$ 19,139
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	8,073	9,157
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,408	16,408
GDC licensing agreement [member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(8,335)	(7,251)
Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	7,327	8,112
Licensing Agreement [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	9,813	9,813
Licensing Agreement [Member] | Accumulated amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (2,486)	$ (1,701)